Label	Element	Value
Increase Decrease Due To Application Of I F R S15 [Member]
Ifrs Cumulative Effect of New Accounting Principle in Period of Adoption	gmab_IfrsCumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	kr 150,648,000
Retained Earnings [Member] | Increase Decrease Due To Application Of I F R S15 [Member]
Ifrs Cumulative Effect of New Accounting Principle in Period of Adoption	gmab_IfrsCumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	kr 150,648,000